Investments In Equity Accounted Associates - LEVELAPP Ltd (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 19, 2023 $ / shares	Oct. 23, 2023 € / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of associates [line items]
Purchase Price Per Share | $ / shares	$ 20
LEVELAPP Ltd
Disclosure of associates [line items]
Purchase Price Per Share | € / shares		€ 1
Share of losses reflected in condensed consolidated statement of profit or loss | $			$ 0	$ 0